Other Asset and Non-current Assets Held for Sale - Schedule of Non-Current Assets (Detail) - CLP ($) $ in Millions		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets received in lieu of payment		$ 10,170	$ 13,269
Property, plant and equipment held for sale		478	1,809
Investment held for sale	$ 1,746	1,746
Totals		12,394	15,078
Proportion of ownership interest sold	100.00%
Income		$ (287)	$ (2,794)	$ 532